Recent Accounting Pronouncements and Significant Accounting Policies, Financing Costs and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Costs and Liabilities [Abstract]
Non-current portion of unamortized deferred financing costs	$ 134	$ 224
Payments of financing costs	226	140	$ 932
Loss on extinguishment of debt	0	$ (387)	$ 0
Hull 1597 [Member]
Financing Costs and Liabilities [Abstract]
Payments of financing costs	226
Hull 1597 [Member] | Other Non-current Assets [Member]
Financing Costs and Liabilities [Abstract]
Non-current portion of unamortized deferred financing costs	$ 226